Disclosure of reconciliation of changes in goodwill (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Goodwill, beginning balance	$ 4,753,324	$ 6,501,886	$ 8,217,542
Impairment charge	(2,709,239)	(1,518,328)	(3,047,605)
Cumulative translation adjustment	(223,778)	(230,234)	1,331,949
Goodwill, ending balance	$ 1,820,307	$ 4,753,324	$ 6,501,886